Bank Loans (Risk Category Of Loan Portfolio) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	$ 5,637,565	$ 3,180,584
Pass [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	5,569,259	3,153,743
Special Mention [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	27,905	12,502
Substandard [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	40,401	14,339
Commercial And Industrial [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	1,710,399	1,216,656
Commercial And Industrial [Member] | Pass [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	1,652,211	1,191,030
Commercial And Industrial [Member] | Special Mention [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	27,905	11,320
Commercial And Industrial [Member] | Substandard [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	30,283	14,306
Securities-Based Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	1,614,033	1,388,953
Securities-Based Loans [Member] | Pass [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	1,614,033	1,388,939
Securities-Based Loans [Member] | Substandard [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio		14
Consumer [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	45,391	36,846
Consumer [Member] | Pass [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	45,385	36,846
Consumer [Member] | Substandard [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	6
Residential Real Estate [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	2,161,400	429,132
Residential Real Estate [Member] | Pass [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	2,161,223	427,950
Residential Real Estate [Member] | Special Mention [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio		1,182
Residential Real Estate [Member] | Substandard [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	177
Commercial Real Estate [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	78,711	92,623
Commercial Real Estate [Member] | Pass [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	69,189	92,623
Commercial Real Estate [Member] | Substandard [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	9,522
Home Equity Lines Of Credit [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	15,008	12,475
Home Equity Lines Of Credit [Member] | Pass [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	14,595	12,456
Home Equity Lines Of Credit [Member] | Substandard [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	413	19
Construction And Land [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	12,623	3,899
Construction And Land [Member] | Pass [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	$ 12,623	$ 3,899